CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY	12 Months Ended
Dec. 31, 2014
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENT SCHEDULE

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED BALANCE SHEETS

(RMB, except share data and per share data, or otherwise noted)

	December 31,
	2013	2014
			US$ (Note 2(c))
ASSETS
Current assets
Cash and cash equivalents	301,976,515	1,323,279,666	213,273,969
Amounts due from subsidiaries	17,860,046	17,999,974	2,901,069
Prepayments and other current assets	1,247,811	1,561,058	251,597
Total current assets	321,084,372	1,342,840,698	216,426,635
Other non-current assets	2,127,187	—	—
Total assets	323,211,559	1,342,840,698	216,426,635

LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS’ EQUITY/(DEFICIT)
Current liabilities
Accrued expenses and other current liabilities	4,722,120	16,722,535	2,695,184
Total current liabilities	4,722,120	16,722,535	2,695,184
Non-current liabilities
Investments (deficit) in subsidiaries and VIE	27,133,711	(82,605,055)	(13,313,518)
Total non-current liabilities	27,133,711	(82,605,055)	(13,313,518)
Total liabilities	31,855,831	(65,882,520)	(10,618,334)

Mezzanine equity
Series A Convertible Preferred Shares (US$0.0001 par value; 20,000,000 and nil shares authorized as of December 31, 2013 and December 31, 2014, respectively, 13,506,748 and nil shares issued and outstanding as of December 31, 2013 and December 31, 2014 respectively)	9,360,443	—	—
Series B Convertible Preferred Shares (US$0.0001 par value; 21,564,115 and nil shares authorized, issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	48,890,116	—	—
Series C Convertible Preferred Shares (US$0.0001 par value; 25,782,056 and nil shares authorized, issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	290,255,691	—	—
Series D Convertible Preferred Shares (US$0.0001 par value; 21,771,472 and nil shares authorized, issued and outstanding as of December 31, 2013 and December 31, 2014, respectively)	367,934,993	—	—
Total mezzanine equity	716,441,243	—	—

Shareholders’ equity/(deficit)
Ordinary shares (US$0.0001 par value; 126,999,531 authorized and 26,000,000 shares issued and outstanding as of December 31, 2013; 1,000,000,000 shares (including 780,000,000 Class A shares, 120,000,000 Class B shares and 100,000,000 shares to be designated by the Board of Directors) authorized and 188,435,922 shares (including 82,487,876 Class A shares and 105,948,046 Class B shares) issued and outstanding as of December 31, 2014)	17,757	121,068	19,513
Additional paid-in capital	200,000	2,298,726,639	370,487,483
Accumulated other comprehensive loss	(19,723,270)	(21,080,728)	(3,397,597)
Accumulated deficit	(405,580,002)	(869,043,761)	(140,064,430)
Total shareholders’ equity/(deficit)	(425,085,515)	1,408,723,218	227,044,969
Total liabilities, mezzanine equity and shareholders’ equity/(deficit)	323,211,559	1,342,840,698	216,426,635

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENT SCHEDULE

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF COMPREHENSIVE LOSS

(RMB, except share data and per share data, or otherwise noted)

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Revenues	—	—	—	—
Cost of revenues	—	—	—	—
Gross profit	—	—	—	—
Operating expenses
Research and product development	—	—	—	—
Sales and marketing	—	—	—	—
General and administrative	(2,090,100)	(4,026,494)	(5,617,466)	(905,371)
Share of loss of subsidiaries and affiliated entities	(108,975,736)	(77,414,051)	(446,158,957)	(71,907,771)
Other operating income	—	—	415,259	66,928
Total operating expenses	(111,065,836)	(81,440,545)	(451,361,164)	(72,746,214)
Loss from operations	(111,065,836)	(81,440,545)	(451,361,164)	(72,746,214)
Other income/(expenses)
Interest income	4,356,806	1,737,572	6,618,634	1,066,730
Foreign exchange related gains/(losses),net	(480,893)	70,894	(3,115,321)	(502,097)
Loss before income tax expense	(107,189,923)	(79,632,079)	(447,857,851)	(72,181,581)
Income tax expense	—	—	—	—
Net loss	(107,189,923)	(79,632,079)	(447,857,851)	(72,181,581)
Deemed dividends to preferred shareholders	—	(59,428,400)	(15,605,908)	(2,515,216)
Net loss attributable to ordinary shareholders	(107,189,923)	(139,060,479)	(463,463,759)	(74,696,797)

Net loss	(107,189,923)	(79,632,079)	(447,857,851)	(72,181,581)
Other comprehensive loss
Foreign currency translation adjustment, net of nil tax	(237,281)	(5,331,216)	(1,357,458)	(218,783)
Comprehensive loss	(107,427,204)	(84,963,295)	(449,215,309)	(72,400,364)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENT SCHEDULE

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

CONDENSED STATEMENTS OF CASH FLOWS

(RMB, except share data and per share data, or otherwise noted)

	For the Years Ended December 31,
	2012	2013	2014
				US$ (Note 2(c))
Cash provided by (used in) operating activities	(489,138)	(3,057,858)	2,636,388	424,908
Cash used in investing activities	(148,778,745)	(93,595,112)	(518,689,918)	(83,597,640)
Cash provided by financing activities	—	306,360,473	1,540,396,658	248,266,876

Effect of exchange rate changes on cash and cash equivalents	(717,845)	(5,250,519)	(3,039,977)	(489,955)
Net increase /(decrease) in cash and cash equivalents	(149,985,728)	204,456,984	1,021,303,151	164,604,189
Cash and cash equivalents at the beginning of year	247,505,259	97,519,531	301,976,515	48,669,780
Cash and cash equivalents at the end of year	97,519,531	301,976,515	1,323,279,666	213,273,969
Supplemental disclosure of non-cash investing and financing activities
Deemed dividends to preferred shareholders	—	59,428,400	15,605,908	2,515,216
Accrued issuance cost related to private placement	—	—	14,076,285	2,268,685
Accrual related to deferred initial public offering costs	—	2,127,187	—	—
Receivables related to exercise of stock option	—	—	(1,019,748)	(164,354)

ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENT SCHEDULE

TUNIU CORPORATION

CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

Note to Financial Statement Schedule

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04-(c) of Regulation S-X, which require condensed financial information as to the financial position, change in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

The condensed financial information has been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIE. Such investments in subsidiaries are presented on the balance sheets as investment (deficit)in subsidiaries and VIE and the loss of the subsidiaries is presented as share of loss of subsidiaries and VIE.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

As of December 31, 2014, the Company had no significant capital and other commitments, long-term obligations, or guarantee, except for those which have separately disclosed in the consolidated financial statements.